UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital	Treasury Shares	Additional Paid-in Capital	Contributed Surplus [1]	Accumulated Other Comprehensive (Loss) Income	Accumulated Retained Earnings	Total before Non-controlling Interest	Non-controlling Interest
Beginning balance at Dec. 31, 2014	$ 2,237,423	$ 93,415	$ 0	$ 1,307,087	$ 200,000	$ (6,579)	$ 641,845	$ 2,235,768	$ 1,655
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	52,602						47,567	47,567	5,035
Dividends	(80,892)						(80,892)	(80,892)
Exercise of share options	23	8		15				23
Grant of share options	3,231			3,231				3,231
Forfeiture of share options	(188)			(188)				(188)
Cancellation of share options	787			787				787
Other comprehensive income (loss)	(997)					(997)		(997)
Ending balance at Jun. 30, 2015	2,211,989	93,423	0	1,310,932	200,000	(7,576)	608,520	2,205,299	6,690
Beginning balance at Dec. 31, 2015	1,916,179	93,547	(12,269)	1,317,806	200,000	(12,592)	308,874	1,895,366	20,813
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(158,983)						(171,212)	(171,212)	12,229
Dividends	(9,237)						(9,237)	(9,237)
Grant of share options	3,095			3,095				3,095
Other comprehensive income (loss)	1,092					1,092		1,092
Treasury shares	(8,214)		(8,214)					(8,214)
Ending balance at Jun. 30, 2016	$ 1,743,932	$ 93,547	$ (20,483)	$ 1,320,901	$ 200,000	$ (11,500)	$ 128,425	$ 1,710,890	$ 33,042

[1]	Contributed Surplus is 'capital' that can be returned to shareholders without the need to reduce share capital, thereby giving Golar greater flexibility when it comes to declaring dividends.